OIL AND NATURAL GAS PROPERTIES (Details Narrative)					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2023 USD ($) ft²	Feb. 28, 2023 USD ($) a	Sep. 14, 2021 USD ($) $ / shares shares	Sep. 14, 2021 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2023 USD ($) ft²	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	May 12, 2023	Dec. 22, 2022 USD ($)	May 27, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Exploration costs					$ 199,637	$ 2,638		$ 225,052	$ 28,669	$ 28,669	$ 38,763
Lessor, Operating Lease, Payment to be Received														$ 252,512
Consideration paid			$ 7,438,544	$ 7,438,544
Payments to acquire business				5,583,720
Cash paid for additional acquisition				1,900,000
Assumed ARO liabilities				45,176
Cash consideration			300,000	300,000
Related party note payable			3,623,770	3,623,770
Imputed interest			$ 76,230	$ 76,230
Number of shares issued | shares				4,900,000
Share price | $ / shares			$ 0.70	$ 0.70
Capitalized costs					1,704,081			3,209,101
Option fee													$ 150,000
Reserve analysis of oil and gas property					37,000			37,000
Group One [Member]
Restructuring Cost and Reserve [Line Items]
Area of land | a		360
Lease term		20 years
Payments for rent		$ 25
Advance rental payment		$ 11,000
Group Two [Member]
Restructuring Cost and Reserve [Line Items]
Area of land | ft²	307.75						307.75
Lease term	20 years						20 years
Payments for rent	$ 30
Advance rental payment	$ 11,000						$ 11,000
Support Equipment and Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Exploration costs					1,600,000			2,900,000
Reserve analysis of optioned assets					$ 100,000			100,000
Acquisition costs								$ 200,000
Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition percentage.			45.00%	45.00%	1.00%			1.00%		29.00%	45.00%
Number of shares issued | shares			4,900,000	4,900,000
Share price | $ / shares			$ 0.70	$ 0.70
South Salinas Project [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest			82.75%	82.75%
Consideration paid			$ 7,438,544	$ 7,438,544
Payments to acquire business				5,583,720
Cash paid for additional acquisition				1,900,000
Assumed ARO liabilities				45,176
Cash consideration			$ 300,000	$ 300,000
South Salinas Project [Member] | Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest			82.75%	82.75%
Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest	3.02647%						3.02647%					80.00%
Cash paid for additional acquisition							$ 60,000
Trio LLC [Member] | Hangman Hollow Field Asset [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest													44.00%
Trio LLC [Member] | Ken Fron Field [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest												20.00%	22.00%
Trio LLC [Member] | Union Ave Field [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest													20.00%
Union Ave Field [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest												100.00%